Property, plant and equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

11. Property, plant and equipment

Property, plant and equipment increased slightly at $3.8 million as at December 31, 2023, versus $3.7m at December 31, 2022, including $0.3 million additions and $0.3 million depreciation.

13. Property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Cost
At June 30, 2020	476	1,363	1,232	195	2,283	5,549
Foreign exchange	41	145	26	18	196	426
Additions	125	230	395	6	182	938
Acquisition	-	4	114	-	88	206
Disposals	(80)	(174)	(156)	(97)	(58)	(565)
At June 30, 2021	562	1,568	1,611	122	2,691	6,554
Foreign exchange	(41)	(154)	(146)	(10)	(214)	(565)
Additions	28	184	343	209	2,470	3,234
Disposals	-	(150)	(48)	-	(53)	(251)
Reclass to assets held for sale	(231)	(1,015)	(320)	(74)	(1,295)	(2,935)
At June 30, 2022	318	433	1,440	247	3,599	6,037
Reclassifications/corrections	-	-	-	-	(707)	(707)
Foreign exchange	(10)	(23)	(32)	(9)	(43)	(117)
Additions	36	92	558	10	239	935
Disposals	(37)	(39)	(250)	-	(54)	(380)
At June 30, 2023	307	463	1,716	248	3,034	5,768

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Depreciation
At June 30, 2020	373	836	747	86	1,021	3,063
Foreign exchange	31	85	70	8	77	271
Charge for the year	66	206	167	8	642	1,089
Disposals	(71)	(157)	(112)	(46)	(58)	(444)
At June 30, 2021	399	970	872	56	1,682	3,979
Foreign exchange	(33)	(95)	(93)	(6)	(167)	(394)
Charge for the year (including discontinued operations)	69	186	179	22	752	1,208
Disposals	-	(131)	(9)	-	(53)	(193)
Reclass to assets held for sale	(197)	(719)	(232)	(43)	(1,115)	(2,306)
At June 30, 2022	238	211	717	29	1,099	2,294
Reclassifications/corrections	-	-	-	-	(685)	(685)
Foreign exchange	(5)	(10)	(18)	(1)	(29)	(63)
Charge for the year	48	90	179	22	411	750
Disposals	(26)	(28)	(171)	-	(45)	(270)
At June 30, 2023	255	263	707	50	751	2,026

The non-solar segment of Kenshaw Solar Pty Ltd was sold on July 1, 2022 and was reported in the prior period as a discontinued operation. Revenues relating to the discontinued operation in the year ended June 30, 2022 amounted to $15.2 million ( June 30, 2021: $15.2 million). The total expenses in the year ended June 30, 2022 amounted to $14.4 million ( June 30, 2021: $17.6 million).